Vessels, net, Net Book Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Net Book Value [Abstract]
Beginning balance		$ 23,700,029
Ending balance		58,045,628	$ 23,700,029
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	$ 7,549,281	24,810,061	7,549,281
Acquisitions and other improvements to fleet vessels		36,096,033	17,260,780
Ending balance	7,549,281	60,906,094	24,810,061
Accumulated Depreciation [Abstract]
Beginning balance	(478,877)	(1,110,032)	(553,931)
Period depreciation	(75,054)	(1,750,434)	(556,101)
Ending balance	(553,931)	(2,860,466)	(1,110,032)
Net Book Value [Abstract]
Beginning balance	7,070,404	23,700,029	6,995,350
Ending balance	$ 6,995,350	$ 58,045,628	$ 23,700,029